Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Security - 1.3%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $421,430) $ 512,541 $ 424,493
Corporate Bonds - 93.4%
Basic Materials - 1.2%
Ecolab, Inc., 2.7000%, 11/1/26 410,000 386,371
Communications - 1.5%
Comcast Corp., 4.1500%, 10/15/28 87,000 86,212
FactSet Research Systems, Inc., 2.9000%, 3/1/27 73,000 68,172
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 116,066
Netflix, Inc., 4.8750%, 6/15/30 (144A) 206,000 203,446
473,896
Consumer, Cyclical - 2.6%
Hasbro, Inc., 5.1000%, 5/15/44 264,000 235,513
Home Depot, Inc. (The), 2.8750%, 4/15/27 27,000 25,622
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 42,314
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 31,538
Marriott International, Inc., 4.1500%, 12/1/23 95,000 94,267
Target Corp., 4.8000%, 1/15/53 201,000 203,082
Whirlpool Corp., 4.6000%, 5/15/50 213,000 184,162
816,498
Consumer, Non-cyclical - 28.4%
Abbott Laboratories, 2.9500%, 3/15/25 261,000 253,622
Abbott Laboratories, 6.1500%, 11/30/37 93,000 108,708
AbbVie, Inc., 2.9500%, 11/21/26 114,000 107,882
AbbVie, Inc., 3.2000%, 11/21/29 113,000 105,071
AbbVie, Inc., 4.5500%, 3/15/35 158,000 155,034
AbbVie, Inc., 4.2500%, 11/21/49 120,000 107,420
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 209,289
Alcon Finance Corp., 5.7500%, 12/6/52 (144A) 140,000 151,453
Amgen, Inc., 2.3000%, 2/25/31 100,000 84,143
Amgen, Inc., 2.7700%, 9/1/53 151,000 97,889
Boston Scientific Corp., 1.9000%, 6/1/25 110,000 103,464
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 133,141
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 177,787
Centene Corp., 4.2500%, 12/15/27 81,000 77,701
Centene Corp., 2.6250%, 8/1/31 162,000 132,671
Cigna Corp., 3.0000%, 7/15/23 301,000 298,323
Cigna Corp., 2.3750%, 3/15/31 141,000 119,562
Cigna Corp., 3.4000%, 3/15/50 297,000 225,414
Coca-Cola Co. (The), 2.9000%, 5/25/27 131,000 125,497
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 162,743
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 223,000 176,990
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 475,000 401,362
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 43,708
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 109,305
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 201,329
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 72,915
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 121,040
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 154,034
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 72,600
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 113,821
GE HealthCare Technologies, Inc., 5.6500%, 11/15/27 (144A) 101,000 104,646
GE HealthCare Technologies, Inc., 5.8570%, 3/15/30 (144A) 101,000 107,187
GE HealthCare Technologies, Inc., 5.9050%, 11/22/32 (144A) 101,000 109,448

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
GE HealthCare Technologies, Inc., 6.3770%, 11/22/52 (144A) $ 101,000 $ 116,666
General Mills, Inc., 2.2500%, 10/14/31 206,000 172,490
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 250,000 230,600
HCA, Inc., 5.2500%, 6/15/26 87,000 87,102
HCA, Inc., 3.5000%, 9/1/30 172,000 154,168
Humana, Inc., 3.1250%, 8/15/29 95,000 85,701
Humana, Inc., 3.9500%, 8/15/49 85,000 71,051
Illumina, Inc., 0.5500%, 3/23/23 102,000 101,391
Illumina, Inc., 5.7500%, 12/13/27 94,000 97,138
Illumina, Inc., 2.5500%, 3/23/31 162,000 134,280
JBS USA LUX SA, 3.6250%, 1/15/32 (144A) 200,000 167,080
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 173,710
Medtronic, Inc., 4.0000%, 4/1/43 71,000 64,582
Moody's Corp., 4.2500%, 8/8/32 320,000 310,628
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 93,374
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 103,912
PayPal Holdings, Inc., 2.6500%, 10/1/26 194,000 183,036
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 156,325
Pilgrim's Pride Corp., 5.8750%, 9/30/27 (144A) 194,000 192,504
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 295,000 255,912
Royalty Pharma plc, 3.5500%, 9/2/50 205,000 144,469
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 112,000 101,513
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 83,000 70,026
S&P Global, Inc., 2.3000%, 8/15/60 181,000 109,456
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 77,683
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 77,874
UnitedHealth Group, Inc., 5.3500%, 2/15/33 144,000 153,466
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 78,236
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 187,147
Zoetis, Inc., 5.6000%, 11/16/32 248,000 266,931
8,943,650
Energy - 2.4%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 23,000 21,599
Enbridge, Inc., 2.5000%, 8/1/33 193,000 157,586
Kinder Morgan, Inc., 5.2000%, 6/1/33 194,000 193,318
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A) 371,000 377,967
750,470
Financial - 33.4%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 278,643
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 187,000 182,562
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 166,284
American Express Co., 5.8500%, 11/5/27 207,000 218,942
American Express Co., SOFR + 2.2550%, 4.9890%, 5/26/33
‡
206,000 204,185
American Homes 4 Rent LP, 3.3750%, 7/15/51 205,000 141,582
American Tower Corp., 2.4000%, 3/15/25 79,000 74,910
Aon Corp., 5.0000%, 9/12/32 390,000 398,361
Bank of America Corp., 5.2000%, 6/1/23
μ
228,000 225,760
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 126,367
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
315,000 256,415
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 167,850
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
197,000 167,997
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 84,611
BlackRock, Inc., 3.2000%, 3/15/27 284,000 273,565

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Boston Properties LP, 4.5000%, 12/1/28 $ 85,000 $ 81,658
Brown & Brown, Inc., 4.9500%, 3/17/52 95,000 85,666
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 87,911
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 171,420
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 60,821
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
87,000 75,758
CME Group, Inc., 3.7500%, 6/15/28 272,000 266,946
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 205,000 176,900
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 481,000 459,806
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 34,000 31,734
Corebridge Financial, Inc., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 3.8460%, 6.8750%, 12/15/52 (144A)
‡
158,000 157,169
Credit Agricole SA, 5.3010%, 7/12/28 (144A) 250,000 255,235
Crown Castle, Inc., 2.9000%, 4/1/41 126,000 92,610
Digital Realty Trust LP, 4.4500%, 7/15/28 124,000 120,166
Equinix, Inc., 1.5500%, 3/15/28 105,000 89,443
Equinix, Inc., 3.4000%, 2/15/52 138,000 102,133
Healthpeak Properties, Inc., 2.8750%, 1/15/31 2,000 1,738
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
205,000 192,700
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
469,000 420,526
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
312,000 270,676
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 198,017
Lloyds Banking Group plc, 4.6500%, 3/24/26 283,000 278,350
Mastercard, Inc., 3.5000%, 2/26/28 89,000 86,598
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 232,787
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 47,524
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
313,000 267,309
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
27,000 27,592
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 175,759
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 245,130
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
449,000 357,036
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 204,465
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 86,108
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
266,000 287,489
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
195,000 196,696
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 143,959
State Street Corp., SOFR + 0.6040%, 4.8570%, 1/26/26
‡
488,000 489,786
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 218,993
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 93,623
SVB Financial Group, 1.8000%, 2/2/31 216,000 164,838
Truist Bank, 2.2500%, 3/11/30 418,000 351,315
Truist Financial Corp., SOFR + 1.4350%, 4.8730%, 1/26/29
‡
62,000 62,350
Truist Financial Corp., SOFR + 1.8520%, 5.1220%, 1/26/34
‡
70,000 70,938
Visa, Inc., 2.0000%, 8/15/50 92,000 58,735
10,514,447
Industrial - 10.3%
Ball Corp., 4.0000%, 11/15/23 299,000 294,751
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 187,380
Chart Industries, Inc., 7.5000%, 1/1/30 (144A) 109,000 111,453

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Clean Harbors, Inc., 6.3750%, 2/1/31 (144A) $ 301,000 $ 306,629
FedEx Corp., 3.2500%, 4/1/26 132,000 127,256
FedEx Corp., 3.2500%, 5/15/41 200,000 152,658
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 267,480
Norfolk Southern Corp., 3.1500%, 6/1/27 94,000 89,284
Norfolk Southern Corp., 2.3000%, 5/15/31 23,000 19,591
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 189,599
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,746
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 32,000 32,629
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 199,000 204,040
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 251,000 246,232
Trimble, Inc., 4.9000%, 6/15/28 263,000 259,479
Waste Management, Inc., 2.4000%, 5/15/23 301,000 298,751
Waste Management, Inc., 2.5000%, 11/15/50 96,000 64,565
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 194,000 183,365
Xylem, Inc., 1.9500%, 1/30/28 125,000 110,563
Xylem, Inc., 4.3750%, 11/1/46 121,000 105,594
3,253,045
Technology - 10.5%
Adobe, Inc., 3.2500%, 2/1/25 358,000 349,490
Apple, Inc., 3.0000%, 11/13/27 83,000 79,119
Apple, Inc., 2.7000%, 8/5/51 254,000 180,593
Apple, Inc., 2.8500%, 8/5/61 226,000 157,244
Autodesk, Inc., 2.8500%, 1/15/30 96,000 85,040
Broadcom Corp., 3.8750%, 1/15/27 92,000 88,646
Marvell Technology, Inc., 2.9500%, 4/15/31 408,000 344,908
NXP BV, 2.7000%, 5/1/25 138,000 131,263
Oracle Corp., 2.8750%, 3/25/31 38,000 32,730
Oracle Corp., 4.1000%, 3/25/61 202,000 152,910
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 229,413
Salesforce, Inc., 2.9000%, 7/15/51 161,000 115,004
Salesforce, Inc., 3.0500%, 7/15/61 98,000 67,598
SK Hynix, Inc., 6.3750%, 1/17/28 (144A) 230,000 233,494
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 335,000 328,321
TSMC Arizona Corp., 3.8750%, 4/22/27 200,000 196,419
TSMC Arizona Corp., 4.1250%, 4/22/29 200,000 196,688
VMware, Inc., 4.5000%, 5/15/25 167,000 164,782
VMware, Inc., 4.7000%, 5/15/30 84,000 81,440
Workday, Inc., 3.5000%, 4/1/27 37,000 35,411
Workday, Inc., 3.7000%, 4/1/29 28,000 26,353
Workday, Inc., 3.8000%, 4/1/32 43,000 39,289
3,316,155
Utilities - 3.1%
American Water Capital Corp., 3.8500%, 3/1/24 301,000 297,071
American Water Capital Corp., 2.3000%, 6/1/31 8,000 6,831
American Water Capital Corp., 3.2500%, 6/1/51 135,000 102,475
Dominion Energy, Inc., 2.2500%, 8/15/31 213,000 176,787
Southern California Edison Co., 5.9500%, 11/1/32 132,000 143,683
TransAlta Corp., 7.7500%, 11/15/29 147,000 151,161
Xcel Energy, Inc., 4.6000%, 6/1/32 85,000 84,161
962,169
Total Corporate Bonds (cost $32,584,657) 29,416,701

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Investment Companies - 4.1%
Money Market Funds - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
£,∞
(cost $1,284,510) 1,284,411 $ 1,284,668
Total Investments (total cost $34,290,597 ) - 98.8% 31,125,862
Cash, Receivables and Other Assets, net of Liabilities - 1.2% 374,565
Net Assets - 100.0% $31,500,427
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,999,062 86.6%
United Kingdom 989,728 3.2
Netherlands 591,069 1.9
Canada 496,127 1.6
Australia 422,030 1.3
Ireland 278,643 0.9
France 255,235 0.8
Luxembourg 246,232 0.8
South Korea 233,494 0.8
Japan 232,787 0.8
Finland 204,465 0.7
Mexico 176,990 0.6
Total $ 31,125,862 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - 4.1%
Money Market Funds - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 7,735 $ (45) $ 159 $ 1,284,668
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - 4.1%
Money Market Funds - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 1,125,433 $ 12,222,959 $ (12,063,774) $ 1,284,668

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 2 3/22/23 $ 229,031 $ (783)
U.S. Treasury 2 Year Notes 13 3/31/23 2,673,430 (6,395)
U.S. Treasury Long Bonds 45 3/22/23 5,844,375 41,597
U.S. Treasury Ultra Bonds 6 3/22/23 850,500 18,873
Total - Futures Long 53,292
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 55 3/22/23 (6,666,172) (23,925)
U.S. Treasury 5 Year Notes 14 3/31/23 (1,529,391) (5,421)
Total - Futures Short (29,346)
Total $23,946
Schedule of Centrally Cleared Credit Default Swaps - Sell Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/27 $ 1,950,000 $ 26,456 $ (24,755) $ 1,701
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2023
Futures contracts:
Average notional amount of contracts - long $7,085,331
Average notional amount of contracts - short 9,211,771
Credit default swaps:
Average notional amount - sell protection 650,000

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2023.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $5,306,212 which represents 16.8% of net assets.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 424,493 $ —
Corporate Bonds — 29,416,701 —
Investment Companies — 1,284,668 —
Total Investments in Securities $ — $ 31,125,862 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,701 $ —
Futures Contracts 60,470 — —
Total Other Financial Instruments $ 60,470 $ 1,701 $ —
Total Assets $ 60,470 $ 31,127,563 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 36,524 $ — $ —
Total Liabilities $ 36,524 $ — $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70442 03-23